Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Basic earnings per share [abstract]
Disclosure of earnings per share [Table Text Block]
	Year ended December 31,
	2023	2022
Weighted average common shares outstanding
Basic	310,845,281	261,858,531
Plus net incremental shares from:
Assumed conversion: stock options	107,829	358,997
Diluted weighted average common shares outstanding	310,953,110	262,217,528